Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets [Abstract]
Schedule of Components of Acquired Intangible Asset Balances	The following table summarizes the components of acquired intangible asset balances.
	2023	2022
	In thousands of USD
Software	$15,345	$11,689
Less: accumulated amortization	(9,317)	(7,167)
Intangible assets, net	$6,028	$4,522

Schedule of Future Amortization Expense of the Intangible Assets	The future amortization expense of the intangible assets for the twelve months ending December 31 of the following years is expected as follows:
Year ending December 31,	Amortization expenses
In thousands of USD
2024	$1,638
2025	1,549
2026	1,336
2027	1,005
2028	500
Total	$6,028